AMOUNTS DUE TO RELATED PARTIES (Details) $ in Thousands, ¥ in Millions	May 24, 2018 USD ($)	May 24, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Amounts Due To Related Parties [Abstract]
Amounts due to other related parties - non-trade			$ 85	$ 211
Amounts due to related parties			85	211
Sky Solar New Energy Investment Ltd.
Amounts Due To Related Parties [Abstract]
Amounts due to other related parties - non-trade				150
Investment deposits	$ 150	¥ 1
Beijing Sky Solar Investment Management Co., Ltd.
Amounts Due To Related Parties [Abstract]
Amounts due to other related parties - non-trade			$ 85	$ 61